Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Accounting Policies [Line Items]
Unrecognized tax benefits	$ 0	$ 0	$ 0			$ 0	$ 0
Accrued interest and penalties on unrecognized tax benefits	0	0	0			$ 0	$ 0
Cash insured with federal insurance corporation	250,000	250,000	$ 250,000
Cash equivalents	$ 0	$ 0
Common Class A [Member]
Accounting Policies [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights	36,733,333	36,733,333	36,733,333
IPO [Member] | Common Class A [Member]
Accounting Policies [Line Items]
Transaction costs share issue	$ 42,130,216		$ 42,130,216
Offering costs charged to temporary equity	42,110,034		42,110,034
Offering costs expensed	20,182		$ 20,182
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Accounting Policies [Line Items]
Debt instrument, maturity date		Apr. 15, 2029
Restricted cash	$ 57,400,000	$ 57,400,000		$ 40,500,000
Interest costs capitalized		$ 21,000,000		28,100,000	$ 12,800,000
Lessor, operating lease, term of contract	12 months	12 months
Finite-lived intangible asset, useful life	5 years	5 years
Advertising Expense		$ 347,800,000		203,400,000	201,600,000
Unrecognized tax benefits	$ 5,300,000	$ 5,300,000		$ 300,000	$ 1,000,000			$ 600,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Equity Method Investments Investee [Member]
Accounting Policies [Line Items]
Equity method investment, ownership percentage	20.00%	20.00%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Minimum [Member]
Accounting Policies [Line Items]
Variable interest entity, qualitative or quantitative information, ownership percentage		20.00%
Finite-lived intangible asset, useful life	5 years	5 years
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Minimum [Member] | Equity Method Investments Investee [Member]
Accounting Policies [Line Items]
Equity method investment, ownership percentage	20.00%	20.00%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	15 years	15 years
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Maximum [Member] | Equity Method Investments Investee [Member]
Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Lionsgate [Member]
Accounting Policies [Line Items]
Debt instrument, interest rate, stated percentage	5.50%	5.50%